Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 3,633,030,443	$ 3,407,742,884
Receivables:
Notes receivable from participants	44,402,840	44,719,336
Employer contributions receivable	24,741	40,224
Total receivables	44,427,581	44,759,560
Net assets available for benefits	$ 3,677,458,024	$ 3,452,502,444